SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is December 6, 2018.

MFS® Commodity Strategy Fund

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is replaced in its entirety as follows:
Portfolio Manager(s)
Portfolio Manager	Since	Title
Alexander Mackey	2017	Investment Officer of MFS
Benjamin Nastou	2010	Investment Officer of MFS
Natalie Shapiro	2010	Investment Officer of MFS
Effective January 1, 2019, the above table is restated in its entirety as follows:
Portfolio Manager	Since	Title
Philipp Burgener	January 2019	Investment Officer of MFS
Alexander Mackey	2017	Investment Officer of MFS
Benjamin Nastou	2010	Investment Officer of MFS
Natalie Shapiro	2010	Investment Officer of MFS
Effective immediately, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Management of the Fund" is replaced in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.
Portfolio Manager	Primary Role	Five Year History
Alexander Mackey	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2001
Benjamin Nastou	Commodity-Linked Derivatives Portfolio Manager	Employed in the investment area of MFS since 2001
Natalie Shapiro	Commodity-Linked Derivatives Portfolio Manager	Employed in the investment area of MFS since 1997

Effective January 1, 2019, the above table is restated in its entirety as follows:
Portfolio Manager	Primary Role	Five Year History
Philipp Burgener	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2003
Alexander Mackey	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2001
Benjamin Nastou	Commodity-Linked Derivatives Portfolio Manager	Employed in the investment area of MFS since 2001
Natalie Shapiro	Commodity-Linked Derivatives Portfolio Manager	Employed in the investment area of MFS since 1997

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